Annual Total Returns - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2016
Annual Return 2017	3.73%
Annual Return 2018	(4.18%)
Annual Return 2019	23.06%
Annual Return 2020	(11.10%)
Annual Return 2021	40.62%
Annual Return 2022	(26.14%)
Annual Return 2023	11.87%